SHARE-BASED PAYMENTS - (Schedule of Assumptions Used to Estimate Fair Value) (Details)	12 Months Ended
Dec. 31, 2019 $ / shares
Assumptions Used To Determine Fair Value Options [Line Items]
Dividend yield	0.00%
Maximum
Assumptions Used To Determine Fair Value Options [Line Items]
Risk-free interest rate	2.42%
Expected volatility range	48.06%
Weighted average expected life	10 years
Exercise multiple	$ 2.8
Fair value of ordinary share	$ 5.80
Minimum
Assumptions Used To Determine Fair Value Options [Line Items]
Risk-free interest rate	1.57%
Expected volatility range	39.00%
Weighted average expected life	26 days
Exercise multiple	$ 2.2
Fair value of ordinary share	$ 1.99